NOTES PAYABLE	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

	March 31, 2014	December 31, 2013
Note payable to an unrelated third party, unsecured, due May 2012, in default as of June 30, 2013	$ 3,000	$ 30,250

Unamortized debt discount	-	-

Notes Payable – Current	$ 3,000	$ 30,250

During March 2014, the Company and the lender agreed to convert $12,250 of the principal balance into 12,250 shares of common stock. As of March 31, 2014, the shares have not been issued.

Interest expense, including the amortization of the debt discount and the amortization of the deferred financing cost for the three months ended March 31, 2014 and 2013 was $0 and $54, respectively.